Consolidated income statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Net interest income		£ 658	£ 1,140
– interest income		10,007	7,973
– interest expense		(9,349)	(6,833)
Net fee income		654	674
– fee income		1,375	1,358
– fee expense		(721)	(684)
Net income from financial instruments held for trading or managed on a fair value basis		2,334	1,784
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		430	637
Gains less losses from financial investments		5	0
Gains/(losses) recognised on Assets held for sale	[1]	(62)	1,737
Insurance finance expense		(535)	(635)
Insurance service result		102	74
– Insurance revenue		212	188
– Insurance service expense		(110)	(114)
Other operating (expense)/income		(34)	49
Net operating income before change in expected credit losses and other credit impairment charges	[2]	3,552	5,460
Change in expected credit losses and other credit impairment charges		53	(58)
Net operating income		3,605	5,402
Total operating expenses		(2,485)	(2,507)
– employee compensation and benefits		(837)	(842)
– general and administrative expenses		(1,590)	(1,662)
– depreciation and impairment of property, plant and equipment and right of use assets		(25)	(11)
– amortisation and impairment of intangible assets		(33)	8
Operating profit		1,120	2,895
Share of profit/(loss) in associates and joint ventures		16	(35)
Profit before tax		1,136	2,860
Tax expense		(405)	(657)
Profit for the period		731	2,203
Profit attributable to the parent company		715	2,193
Profit attributable to non-controlling interests		£ 16	£ 10

[1]	In the first quarter of 2023, the £1.7bn reversal of the held for sale classification was recognised relating to the sale of our retail banking operations in France.
[2]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as revenue.